Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

The following tables summarize the Plan’s investment assets measured at fair value on a recurring basis at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Total Fair Value
Mutual funds	$280,066,793	$280,066,793
Company common stock	53,677,515	53,677,515
Total assets in the fair value hierarchy	$333,744,308	333,744,308
Common trust funds		582,080,966
Investments at fair value		$915,825,274

	December 31, 2024
	Level 1	Total Fair Value
Mutual funds	$250,926,227	$250,926,227
Company common stock	53,035,000	53,035,000
Total assets in the fair value hierarchy	$303,961,227	303,961,227
Common trust funds		518,596,463
Investments at fair value		$822,557,690